Loans Receivable (Schedule Of FDIC Loss Share Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable [Line Items]
Balance	$ 591,844
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)	(13,024)
Balance	423,069	591,844
FDIC Loss Share Receivable [Member]
Loans Receivable [Line Items]
Balance	591,844	726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to change in cash flow assumptions on OREO	(10,774)	781
Other		(2,904)
Balance	$ 423,069	$ 591,844